Investment Securities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment [Line Items]
Fair market value of securities	$ 0.3	$ 2.0
Unrealized loss	0.1	1.7
Auction Rate Securities [Member]
Investment [Line Items]
Fair market value of securities		0.2
Unrealized loss		0.1
Equity Securities - Current [Member]
Investment [Line Items]
Fair market value of securities		$ 2.0